Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,505,000
Previously Paid Amount	0.00
Total Fee Amount	1,588.84
Total Offset Amount	0.00
Net Fee	1,588.84
Narrative - Max Aggregate Offering Price	$ 11,505,000
Final Prospectus	true